Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Available-for-sale debt securities, amortized cost	$ 7,825,435,000	$ 8,587,179,000
Held-to-maturity debt securities, fair value	$ 423,226,000	$ 0
Common stock, par value (in shares)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000
Common stock issued (in shares)	176,172,073	186,305,332
Common stock outstanding (in shares)	176,172,073	186,305,332